Statements of changes in shareholders’ equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2016		$ 8,024	$ (3,355)	$ 4,669
Balance (in Shares) at Dec. 31, 2016	73,062,687
CHANGES DURING 2017:
Issuance of ordinary shares and warrants		10,745		10,745
Issuance of ordinary shares and warrants (in Shares)	21,027,690
Exercise of warrants		22,249		22,249
Exercise of warrants (in Shares)	14,496,403
Exercise of options		641		641
Exercise of options (in Shares)	865,509
Share-based payment		2,455		2,455
Share-based payment (in Shares)	50,000
Loss for the year			(15,942)	(15,942)
Balance at Dec. 31, 2017		44,114	(19,297)	24,817
Balance (in Shares) at Dec. 31, 2017	109,502,289
CHANGES DURING 2017:
Issuance of ordinary shares and warrants		11,208		11,208
Issuance of ordinary shares and warrants (in Shares)	21,963,411
Exercise of warrants		125		125
Exercise of warrants (in Shares)	156,500
Exercise of options		34		34
Exercise of options (in Shares)	288,204
Share-based payment		2,040		2,040
Share-based payment (in Shares)	25,000
Loss for the year			(14,657)	(14,657)
Balance at Dec. 31, 2018		57,521	(33,954)	23,567
Balance (in Shares) at Dec. 31, 2018	131,935,404
CHANGES DURING 2017:
Issuance of ordinary shares		6,521		6,521
Issuance of ordinary shares (in Shares)	21,733,333
Derivative warrant liabilities classified in equity		1		1
Exercise of options (in Shares)	850,523
Share-based payment		1,638		1,638
Share-based payment (in Shares)	130,342
Loss for the year			(15,439)	(15,439)
Balance at Dec. 31, 2019		$ 65,681	$ (49,393)	$ 16,288
Balance (in Shares) at Dec. 31, 2019	154,649,602